Item 1. Report to Shareholders

T. Rowe Price New Jersey Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified
Semiannual
Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price New Jersey Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                   6 Months      Year
                      Ended     Ended
                    8/31/03   2/28/03   2/28/02   2/28/01   2/29/00    2/28/99
NET ASSET VALUE
Beginning of
period             $  11.84  $  11.50  $  11.33  $  10.62  $  11.62   $  11.51

Investment activities
  Net investment
  income (loss)        0.26      0.54      0.54      0.55      0.54       0.55*

  Net realized
  and unrealized
  gain (loss)         (0.28)     0.34      0.17      0.71     (1.00)      0.11

  Total from
  investment
  activities          (0.02)     0.88      0.71      1.26     (0.46)      0.66

Distributions
  Net investment
  income              (0.26)    (0.54)    (0.54)    (0.55)    (0.54)     (0.55)

NET ASSET VALUE
End of period      $  11.56  $  11.84  $  11.50  $  11.33  $  10.62   $  11.62
                   -------------------------------------------------------------

Ratios/Supplemental
Data

Total return^       (0.23)%     7.83%     6.46%    12.18%   (4.06)%      5.81%*

Ratio of total
expenses to
average net
assets                0.59%!    0.59%     0.60%     0.63%     0.65%      0.65%*

Ratio of net
investment income
(loss) to average
net assets            4.32%!    4.63%     4.80%     5.04%     4.84%      4.72%*

Portfolio
turnover rate         18.8%!    14.7%     17.0%     24.6%     50.2%      25.5%

Net assets,
end of period
(in thousands)     $149,909  $148,333  $129,504  $121,824  $104,298   $121,637

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
* Excludes expenses in excess of a 0.65% contractual expense limitation in effect through 2/28/99.
!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Jersey Tax-Free Bond Fund
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Certified Semiannual Report (Unaudited)                         August 31, 2003

Statement of Net Assets                                Par                Value
--------------------------------------------------------------------------------
                                                            In thousands

NEW JERSEY  93.0%
Bordentown Sewage Auth., 5.50%,
12/1/25 (FGIC Insured)                     $         1,300      $         1,356

Burlington County Bridge Commission,
GO, 5.25%, 8/15/19                                     825                  861

Camden County Improvement Auth., GO
    5.00%, 9/1/16 (FGIC Insured)                     1,000                1,065

Cape May, PCR, 6.80%, 3/1/21 (MBIA Insured)          1,520                1,881

Egg Harbor Township School Dist., GO
    5.00%, 7/15/16 (FGIC Insured)                    1,250                1,315

Essex County, GO, 5.75%,
10/1/30 (FGIC Insured)                               1,500                1,612

Gloucester County Improvement Auth.
    5.00%, 7/15/11 (MBIA Insured)                      705                  764

Gloucester County Improvement Auth.,
IDRB, Waste Management
    6.85%, 12/1/09                                   1,100                1,231

Hopewell Valley Regional School Dist., GO
    5.00%, 8/15/15 (FGIC Insured)                    2,000                2,097

Hudson County Improvement Auth., GO, Union City
    5.20%, 7/15/24 (FGIC Insured)                    2,000                2,037

Mercer County Public Improvement Auth., GO,
    5.75%, 9/15/16                                   2,000                2,222

Middlesex County Utilities Auth.
    6.25%, 8/15/10 (MBIA Insured)                      500                  575

Morris County, GO, 5.25%, 11/15/20                     725                  816

New Jersey, GO
    5.00%, 8/1/22 (FGIC Insured)                     1,500                1,517
    5.50%, 5/1/17 (Prerefunded 5/1/10!)              1,000                1,125
    7.05%, 7/15/12 (Prerefunded 7/15/05!)
    (misc. symbol1)                                  1,335                1,489

New Jersey Building Auth., 5.375%, 6/15/19           3,000                3,159

New Jersey Economic Dev. Auth.
    5.25%, 6/15/19 (AMBAC Insured)                   1,500                1,569
    6.00%, 5/1/16 (FSA Insured)                      1,000                1,131

  Education Testing Services
    4.75%, 5/15/25 (MBIA Insured)                    1,950                1,888

  Franciscan Oaks, 5.75%, 10/1/23                      375                  322

  Harrogate
    5.50%, 12/1/06                         $           400      $           422
    5.65%, 12/1/08                                     200                  210
    5.75%, 12/1/16                                     500                  493
    5.875%, 12/1/26                                  1,000                  946

  IDRB, Continental Airlines,
    7.00%, 11/15/30 (misc. symbol1)                  1,000                  826

  Kapkowski Road Landfill
    Zero Coupon, 4/1/10 (Escrowed to Maturity)       1,025                  796
    5.75%, 10/1/21                                     250                  249

  Keswick Pines, 5.75%, 1/1/24                         850                  793

  Lawrenceville School, 5.75%, 7/1/16                2,000                2,207

  Masonic Charity Foundation
    5.50%, 6/1/31                                    1,000                1,022
    6.00%, 6/1/25                                    1,000                1,081

  N.J. American Water Company
    6.875%, 11/1/34(FGIC Insured)
    (misc. symbol1)                                  1,000                1,076

  Presbyterian Homes at Montgomery
    6.375%, 11/1/31                                    800                  785

  St. Barnabas Health Care Systems
    Zero Coupon, 7/1/16 (MBIA Insured)               3,500                1,880

  The Evergreens, 6.00%, 10/1/22                       965                  919

  The Seeing Eye, 6.20%, 12/1/24                     1,000                1,095

  Waste Management, 4.00%,
  10/31/04 (misc. symbol1)                             200                  202

  Winchester Gardens at Ward Homestead
    8.625%, 11/1/25                                    500                  525

New Jersey EFA
    5.00%, 9/1/19 (FSA Insured)                      1,365                1,392

    5.00%, 9/1/22 (AMBAC Insured)                    1,500                1,514

    5.125%, 9/1/15 (FSA Insured)                     1,300                1,367

    5.375%, 7/1/17 (FGIC Insured)                    1,330                1,425

    5.875%, 7/1/14 (Prerefunded 7/1/04!) **          1,050                1,093

    6.00%, 7/1/21 (Prerefunded 7/1/06!)
    (AMBAC Insured)                                  1,000                1,124

  Georgian Court College, 6.50%, 7/1/33    $           500      $           534

  Monmouth Univ.
    5.25%, 7/1/09                                      480                  517
    5.60%, 7/1/12                                      450                  475

  Princeton Univ., VRDN (Currently 0.75%)            1,885                1,885

  Ramapo College
    5.00%, 7/1/25 (AMBAC Insured)                      600                  601

  Rider Univ., 5.00%, 7/1/17 (RAA Insured)             500                  511

  Rowan Univ., 5.25%, 7/1/22 (FGIC Insured)          1,175                1,211

  Stevens Institute of Technology,
  5.375%, 7/1/11                                       585                  625

New Jersey Environmental Infrastructure Trust
    5.25%, 9/1/20                                    1,500                1,557

    6.30%, 4/1/10 (Prerefunded 4/1/04!)              1,180                1,240

    6.375%, 4/1/11 (Prerefunded 4/1/04!)               200                  210

New Jersey HFFA
    5.875%, 8/1/06 (Prerefunded 8/1/04!)               340                  362
    6.375%, 8/1/15 (Prerefunded 8/1/04!)               500                  534

  Atlantic City Medical Center,
  5.75%, 7/1/25                                      2,000                2,052

  Hackensack Univ. Medical Center,
  6.00%, 1/1/34                                      1,750                1,788

  Kennedy Health Systems, 5.50%, 7/1/21              1,000                1,008

  Pascack Valley Hosp. Assoc.,
  6.50%, 7/1/23                                        750                  748

  Robert Wood Johnson Univ. Hosp.,
  5.75%, 7/1/25                                      1,500                1,566

  Somerset Medical Center, 5.50%, 7/1/33             3,000                2,848

  South Jersey Hosp., 5.875%, 7/1/21                 2,250                2,282

  St. Peters Univ. Hosp., 6.875%, 7/1/30             1,000                1,055

  Trinitas Hosp.
    6.00%, 7/1/14                                      750                  766

    6.00%, 7/1/20                                      570                  563

New Jersey Higher Ed. Assistance Auth.
    5.80%, 6/1/16 (MBIA Insured)
    (misc. symbol1)                                    880                  919

    6.00%, 6/1/15 (MBIA Insured)
    (misc. symbol1)                                  2,000                2,167

New Jersey Highway Auth., 5.75%, 1/1/13              2,000                2,286

New Jersey Housing & Mortgage Fin. Agency
    5.20%, 5/1/14 (FSA Insured)            $         1,995      $         2,075

    5.50%, 5/1/22 (FSA Insured)
    (misc. symbol1)                                    490                  502

    5.55%, 11/1/09 (FSA Insured)                     1,000                1,047

    5.70%, 10/1/17 (MBIA Insured)                    1,440                1,505

    5.70%, 5/1/20 (FSA Insured)                        455                  474

    6.25%, 11/1/26 (FSA Insured)                     1,000                1,049

    6.35%, 10/1/27 (MBIA Insured)
    (misc. symbol1)                                  1,220                1,259

New Jersey Sports & Exhibition Auth.
    8.00%, 1/1/25 (Prerefunded 1/1/05!)                650                  721

New Jersey Transit Corp., 5.50%,
2/1/08 (AMBAC Insured)                               3,000                3,337

New Jersey Transportation Trust Fund Auth.
    5.125%, 6/15/15 (Prerefunded 6/15/09!)           1,635                1,819

    6.00%, 12/15/19 (Prerefunded 12/15/11!)
    (MBIA Insured)                                   1,250                1,459

New Jersey Turnpike Auth.
    VRDN (Currently 0.85%) (FSA Insured)             2,000                2,000

    5.00%, 1/1/27 (FGIC Insured)                       700                  698

    5.50%, 1/1/25 (MBIA Insured)                     1,025                1,068

    5.75%, 1/1/10 (MBIA Insured)                       785                  884

    5.75%, 1/1/10 (Escrowed to Maturity)
    (MBIA Insured)                                     215                  244

North Hudson Sewage Auth.
    Zero Coupon, 8/1/20 (MBIA Insured)               2,350                  978

    5.25%, 8/1/18 (FGIC Insured)                     2,000                2,109

Ocean County, GO
    5.125%, 9/1/18                                   1,590                1,664

    5.35%, 12/1/17 (Prerefunded 12/1/09!)            1,695                1,932

Ocean County Utilities Auth.
    6.30%, 1/1/11 (Prerefunded 1/1/05!)              1,300                1,400

Port Auth. of New York & New Jersey
    VRDN (Currently 0.85%)                 $         1,300      $         1,300

    VRDN (Currently 0.86%)                             850                  850

    5.00%, 12/15/24 (AMBAC Insured)
    (misc. symbol1)                                  1,000                  976

    5.125%, 1/15/36 (misc. symbol1)                  1,000                  977

    5.875%, 9/15/15 (FGIC Insured)
    (misc. symbol1)                                  1,000                1,098

    6.125%, 7/15/22 (misc. symbol1)                  1,000                1,045

    6.125%, 6/1/94                                   1,000                1,095

    6.50%, 7/15/19 (FGIC Insured)
    (misc. symbol1)                                    500                  532

    6.75%, 10/1/11 (misc. symbol1)                   1,000                1,041

Rutgers Univ., VRDN (Currently 0.75%)                1,760                1,760

Salem County, PCR
  Du Pont De Nemours, 6.50%,
  11/15/21 (misc. symbol1)                           2,000                2,008

  PSEG Power, 5.75%, 4/1/31 (misc. symbol1)          1,000                  975

  Public Service Electric & Gas Co.
    6.25%, 6/1/31 (MBIA Insured)                     1,500                1,578

South Brunswick Township Board of Ed., GO
    6.40%, 8/1/09 (Prerefunded 8/1/05!)
    (FGIC Insured)                                   1,250                1,370

    6.40%, 8/1/10 (Prerefunded 8/1/05!)
    (FGIC Insured)                                   1,500                1,643

South Jersey Transportation Auth., IDRB
  Raytheon, 6.15%, 1/1/22 (misc. symbol1)              660                  642

Tobacco Settlement Fin. Corp.,
6.75%, 6/1/39                                          450                  370

Union County, GO, 5.00%, 3/1/17                      1,500                1,564

Univ. of Medicine & Dentistry
    5.00%, 12/1/31 (AMBAC Insured)                   1,000                  994

Wanaque Valley Regional Sewage Auth., GO
    5.75%, 9/1/18 (AMBAC Insured)                    3,115                3,511

Winslow Township Board of Ed., GO
    5.20%, 8/1/16 (FGIC Insured)                     2,010                2,126

Total New Jersey (Cost  $132,549)                                       139,463

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DELAWARE  0.7%
Delaware River & Bay Auth.
    5.50%, 1/1/15 (AMBAC Insured)          $           500      $           543

    5.50%, 1/1/16 (AMBAC Insured)                      500                  542

Total Delaware (Cost  $995)                                               1,085

PENNSYLVANIA  0.8%
Delaware River Joint Toll Bridge
Commission, 5.00%, 7/1/28                            1,140                1,122

Total Pennsylvania (Cost  $1,118)                                         1,122

PUERTO RICO  4.2%
Children's Trust Fund, 6.00%,
7/1/26 (Prerefunded 7/1/10!)                         1,500                1,744

Puerto Rico, GO
    5.00%, 7/1/27                                    1,400                1,362
    6.45%, 7/1/17 (Prerefunded 7/1/04!)                500                  530

Puerto Rico Electric Power Auth.,
5.00%, 7/1/08                                        1,500                1,628

Puerto Rico Highway & Transportation Auth.
    5.00%, 7/1/36                                      500                  481
    5.50%, 7/1/18                                      500                  517

Puerto Rico Infrastructure Fin.
Auth., 7.50%, 7/1/09                                    50                   51

Total Puerto Rico (Cost  $5,993)                                          6,313

Total Investments in Securities
98.7% of Net Assets (Cost  $140,655)                            $       147,983

Futures Contracts
                                           Contract    Unrealized
                               Expiration  Value       Gain (Loss)
                               ----------- ---------   -----------
                                               In thousands

Short, 29 U.S Treasury
10 Year contracts, $60,000 of
New Jersey EFA, 5.875% Bonds
pledged as initial margin        9/03      $  (3,234)  $      79

Net payments (receipts) of
variation margin to date                                     (74)

Variation margin receivable
(payable) on open futures
contracts                                                                     5

Other Assets
Less Liabilities                                                          1,921

NET ASSETS                                                      $       149,909
                                                                ---------------

Net Assets Consist of:

Undistributed net investment income (loss)                      $            96

Undistributed net realized gain (loss)                                   (2,529)

Net unrealized gain (loss)                                                7,407

Paid-in-capital applicable to
12,967,423 no par value shares
of beneficial interest outstanding;
unlimited number of shares authorized                                   144,935

NET ASSETS                                                      $       149,909
                                                                ---------------

NET ASSET VALUE PER SHARE                                       $         11.56
                                                                ---------------

(misc. symbol1)  Interest subject to alternative minimum tax
             ** All or a portion of this security is pledged to cover margin requirements on futures contracts at August 31, 2003
              !  Used in determining portfolio maturity
          AMBAC  AMBAC Assurance Corp.
            EFA  Educational Facility Authority
           FGIC  Financial Guaranty Insurance Company
            FSA  Financial Security Assurance Inc.
             GO  General  Obligation
           HFFA  Health  Facility  Financing  Authority
           IDRB  Industrial Development Revenue Bond
           MBIA  MBIA Insurance Corp.
            PCR  Pollution Control Revenue
            RAA  Radian Asset Assurance Inc.
           VRDN  Variable-Rate Demand Note

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Jersey Tax-Free Bond Fund
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Certified Semiannual Report (Unaudited)


Statement of Operations
--------------------------------------------------------------------------------
In thousands
                                                                      6 Months
                                                                         Ended
                                                                       8/31/03
Investment Income (Loss)

Interest income                                                       $  3,749
Expenses
  Investment management                                                    321

  Custody and accounting                                                    56

  Shareholder servicing                                                     48

  Prospectus and shareholder reports                                         8

  Legal and audit                                                            8

  Trustees                                                                   3

  Registration                                                               2

  Miscellaneous                                                              2

  Total expenses                                                           448

Net investment income (loss)                                             3,301

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                                68

  Written options                                                           12

  Futures                                                                  (52)

  Net realized gain (loss)                                                  28

Change in net unrealized gain or loss
  Securities                                                            (3,821)

  Futures                                                                   85

  Change in net unrealized gain or loss                                 (3,736)

Net realized and unrealized gain (loss)                                 (3,708)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                                $   (407)
                                                                      --------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Jersey Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
In thousands
                                                        6 Months          Year
                                                           Ended         Ended
                                                         8/31/03       2/28/03
Increase (Decrease) in Net Assets

Operations
  Net investment income                               $   3,301      $   6,402

  Net realized gain (loss)                                   28            288

  Change in net unrealized gain or loss                  (3,736)         3,842

  Increase (decrease) in net assets from operations        (407)        10,532

Distributions to shareholders
  Net investment income                                  (3,291)        (6,378)

Capital share transactions *
  Shares sold                                            14,833         29,173

  Distributions reinvested                                2,557          5,006

  Shares redeemed                                       (12,116)       (19,504)

  Increase (decrease) in net assets from capital

  share transactions                                      5,274         14,675

Net Assets

Increase (decrease) during period                         1,576         18,829

Beginning of period                                     148,333        129,504

End of period                                         $ 149,909      $ 148,333
                                                      --------------------------

*Share information
  Shares sold                                             1,255          2,517

  Distributions reinvested                                  217            431

  Shares redeemed                                        (1,029)        (1,687)

  Increase (decrease) in shares outstanding                 443          1,261

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Jersey Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2003

Notes to Financial Statements

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The New Jersey Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one of the portfolios established by the trust and commenced operations on April 30, 1991. The fund seeks to provide the highest level of income exempt from federal and New Jersey state income taxes, consistent with prudent portfolio management, by investing primarily in investment-grade New Jersey municipal bonds.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

     Purchased and written options on futures contracts are valued at the last sale price. Financial futures contracts are valued at closing settlement prices.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Trustees.

     Premiums and Discounts
     Premiums and discounts on municipal securities are amortized for financial reporting purposes.

     Expenses Paid Indirectly
     Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Futures Contracts
     During the six months ended August 31, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

     Options
     Call and put options on futures contracts give the holder the right to purchase or sell, respectively, a particular futures contract at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in underlying futures prices. Transactions in options written and related premiums received during the six months ended August 31, 2003, were as follows:


     ---------------------------------------------------------------------------
                                             Number of
                                             Contracts        Premiums

       Outstanding at beginning of period           --      $       --
       Written                                      20          12,000
       Expired                                     (20)        (12,000)

       Outstanding at end of period                 --      $       --
                                             ---------------------------------

     Other
     Purchases and sales of portfolio securities, other than short-term securities, aggregated $14,953,000 and $13,450,000, respectively, for the six months ended August 31, 2003.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of August 31, 2003.

     The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of February 28, 2003, the fund had $2,459,000 of unused capital loss carryforwards, of which $1,347,000 expire in 2008 and $1,112,000 expire in 2009.

     At August 31, 2003, the cost of investments for federal income tax purposes was $140,569,000. Net unrealized gain aggregated $7,493,000 at period-end, of which $8,080,000 related to appreciated investments and $587,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At August 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $53,000.

     In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $64,000 for the six months ended August 31, 2003, of which $11,000 was payable at period-end.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Income Trust

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 24, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 24, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     October 24, 2003